Organization and Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Property, plant and equipment
Gross	$ 251,519	$ 216,859
Less: accumulated depreciation	(139,928)	(131,710)
Total	111,591	85,149
Land and improvements
Property, plant and equipment
Gross	4,732	4,686
Buildings and improvements
Property, plant and equipment
Gross	36,046	29,361
Machinery and equipment
Property, plant and equipment
Gross	$ 210,741	$ 182,812